Other long-term liabilities - Asset Retirement Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Opening balance	$ 142,147	$ 79,968
Obligation assumed	793	57,067
Retirement activities	(27,980)	(4,133)
Accretion	4,589	4,381
Change in cash flow estimates	(2,965)	4,864
Closing balance	$ 116,584	$ 142,147